Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2021
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Finance Income and Finance Costs
21.	Finance Income and Finance Costs

(a)	Finance income and costs recognized in profit or loss for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Finance income
Interest income	~~W~~	53,378	69,651	88,888
Foreign currency gain		135,006	336,155	81,600
Gain on disposal of investments in equity accounted investees		4,531	—	—
Reversal of impairment loss on investments in equity accounted investees		1,744	4,149	4,701
Gain on transaction of derivatives		21,752	24,759	9,393
Gain on valuation of derivatives		59,781	—	234,742
Gain on disposal of financial assets at fair value through profit or loss		138	—	—
Gain on valuation of financial assets at fair value through profit or loss		402	4,072	6,511

	~~W~~	276,732	438,786	425,835

Finance costs
Interest expense	~~W~~	172,750	370,479	434,089
Foreign currency loss		154,421	194,384	381,132
Impairment loss on investments in equity accounted investees		5,123	3,344	2,609
Loss on repayment of borrowings		—	794	250
Loss on sale of trade accounts and notes receivable		19,728	5,258	4,877
Loss on transaction of derivatives		—	291	1,049
Loss on valuation of derivatives		17,999	187,344	21,795
Loss on valuation of financial assets at fair value through profit or loss		4,630	2,311	704
Loss on valuation of financial liabilities at fair value through profit or loss		56,384	36,798	68,421
Others		12,212	1,675	1,688

	~~W~~	443,247	802,678	916,614